General information (Tables)	12 Months Ended
Dec. 31, 2021
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Summary Breakdown of the Net Cash Proceeds from the Business Combination
The following table shows a breakdown of the net cash proceeds from the business combination:

(Euro thousands)
Proceeds from issuance of ordinary shares upon Business Combination	310,739
Proceeds from issuance of ordinary shares to PIPE Investors	331,385
Purchase of own shares from Monterubello	(455,000)
Payments of transaction costs related to the Business Combination	(48,475)

Net cash proceeds from the Business Combination	138,649